Form N-1A Supplement	Jul. 11, 2025
Payson Total Return Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated July 11, 2025 to the Prospectus dated August 1, 2024, as supplemented

H.M. Payson & Co. (the “Adviser”), the investment adviser to the Fund, has advised the Board of Trustees (“Board”) of Forum Funds (“Trust”) that the Adviser has entered into an asset purchase agreement with Corient Private Wealth LLC (“Corient”), a subsidiary of CI Financial Corp. (“CI Financial”), whereby Corient will acquire all of the assets and liabilities of the Adviser (the “Transaction”). The Transaction is expected to close on or about August 31, 2025, and would cause the Adviser to experience a change of control, resulting in the automatic termination of the original investment advisory agreement between the Trust and the Adviser dated December 18, 1995, as amended (the “Original Agreement”).

To ensure the Fund’s continuity of management, on June 24, 2025, the Board approved the termination of the Original Agreement, effective immediately prior to the close of the Transaction, and the appointment of Segall Bryant & Hamill, LLC (“SBH”), a subsidiary of CI Financial and an affiliate of Corient, as the adviser to the Fund pursuant to an Interim Investment Advisory Agreement between the Trust, on behalf of the Fund, and SBH (the “Interim Agreement”), effective upon the close of the Transaction (“Closing”). The Interim Agreement will allow SBH to serve as the investment adviser to the Fund under terms identical to those provided in the Original Agreement, except for the termination date. Upon the Closing, the portfolio managers at the Adviser who currently manage the Fund will become dual employees of Corient and SBH, enabling those same personnel to continue to manage the Fund as employees of SBH. The Interim Agreement will remain in effect until the earlier of (i) 150 days from the Closing and (ii) the date that the Fund’s shareholders approve a new investment advisory agreement for the Fund.

On June 24, 2025, the Board also approved a new investment advisory agreement between the Trust, on behalf of the Fund, and SBH (the “New Agreement”) and determined to submit the New Agreement to the Fund’s shareholders for their approval at a special meeting of shareholders scheduled to take place at a later date.

Additional information regarding the New Agreement is expected to be provided in connection with the solicitation of Fund shareholder approval of the New Agreement, including a proxy statement to be sent to shareholders of the Fund, as of a specified record date.

In addition, as Mr. William N. Weickert is no longer a portfolio manager of the Fund, all references in the Prospectus to Mr. Weickert are hereby deleted in their entirety.

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For more information, please contact a Fund customer service representative at (800) 805-8258 (toll free).

PLEASE RETAIN FOR FUTURE REFERENCE.